Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards
		Weighted Average		Aggregate		Weighted
			Remaining	Intrinsic		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date
	Options	Price	Life (Years)	(thousands)	Shares	Price
Outstanding at January 1, 2012	2,638,523	$52.44			215,123	$55.25
Granted	442,350	63.36			103,172	41.49
Exercised/Vested	(607,784)	39.98			(49,003)	53.25
Canceled/ Forfeited	(11,634)	66.27			-	-
Outstanding at December 31, 2012	2,461,455	57.41	6.5	$25,777	269,292	50.34

Vested and expected to vest at December 31, 2012	2,459,031	57.42	6.5	25,741	n.a.	n.a.
Exercisable at December 31, 2012	1,514,211	54.45	5.2	20,366	n.a.	n.a.

Schedule Of Valuation Assumptions

	2012	2011	2010

Stock price on date of issuance	$ 63.36	$ 65.17	$ 52.76
Grant date fair value per share	$ 15.98	$ 19.08	$ 15.21
Number of options granted	442,350	513,100	515,100
Expected term (years)	4.9	4.9	5.1
Risk free rate of return	0.89%	2.35%	2.43%
Volatility	30.80%	32.80%	33.50%
Dividend yield	1.0%	1.0%	1.5%
Forfeiture rate	-	-	1.6%

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2012	2011	2010

Total compensation cost of stock-based compensation
plans charged against income	$11,975	$14,237	$14,961
Total income tax benefit recognized in income for stock
based compensation plans	4,401	5,232	5,499
Total intrinsic value of stock options exercised	15,671	12,925	10,096
Total intrinsic value of stock awards vested during the period	2,786	3,757	8,437
Per-share weighted averaged grant-date fair value of
stock awards granted	41.49	64.74	57.13

Schedule Of Other Data For Stock Options And Stock Awards

	Stock	Stock
	Options	Awards
Total unrecognized compensation related to nonvested options and awards at end of year	$9,059	$6,431
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	1.6	1.9
Actual income tax benefit realized from options exercised during the year	$5,770	n.a.